UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Symmetry Peak Management LLC

Address:  262 Harbor Drive,4th Floor
          Stamford, Connecticut 06902



13F File Number: 028-12150

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Gregory A. Boye
Title:    Chief Financial Officer
Phone:    203-564-4267


Signature, Place and Date of Signing:


/s/ Gregory A. Boye            Stamford, Connecticut        August 10, 2007
--------------------          ----------------------      -------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  41

Form 13F Information Table Value Total: $ 433,988
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.        Form 13F File Number                 Name


                                                     FORM 13F INFORMATION TABLE

COLUMN 1                       COLUMN  2      COLUMN 3     COLUMN 4            COLUMN 5    COLUMN 6   COLUMN 7     COLUMN 8

                               TITLE                       VALUE      SHRS OR   SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS       CUSIP        (x1000)    PRN AMT   PRN CALL   DISCRETION  MGRS    SOLE     SHARED  NONE
--------------                 --------       -----        -------    -------   --- ----   ----------  ----    ----     ------  ----
APPLE INC                      COM            37833100     23,053       188,900            SOLE                  188,900
ADOBE SYS INC                  COM            00724F101    14,053       350,000            SOLE                  350,000
AMAZON COM INC                 COM            23135106      7,867       115,000            SOLE                  115,000
ARUBA NETWORKS INC             COM            43176106     13,070       650,258            SOLE                  650,258
ATHEROS COMMUNICATIONS INC     COM            04743P108     4,997       162,046            SOLE                  162,046
BLUE COAT SYSTEMS INC          COM NEW        09534T508    10,145       204,870            SOLE                  204,870
BOULDER SPECIALTY INC          COM STK        10153P108     5,003       502,790            SOLE                  502,790
CHIPOTLE MEXICAN GRILL INC     CL A           169656105     2,985        35,000            SOLE                   35,000
CISCO SYS INC                  COM            17275R102    27,850     1,000,000            SOLE                1,000,000
DIAMONDS TR                    UNIT SER 1     252787906    77,836       580,000     PUT    SOLE                  580,000
DREAMWORKS ANIMATION SKG INC   CL A           26153C103     3,836       133,000            SOLE                  133,000
ELOYALTY CORP                  COM NEW        290151307     4,382       196,575            SOLE                  196,575
FEI CO                         COM            30241L109     7,412       228,349            SOLE                  228,349
F5 NETWORKS INC                COM            315616102    32,503       403,264            SOLE                  403,264
FOCUS MEDIA HLDG LTD           SPONSORED ADR  34415V109     5,049       100,000            SOLE                  100,000
GOOGLE INC                     CL A           38259P508    21,750        41,610            SOLE                   41,610
HITTITE MICROWAVE CORP         COM            43365Y104     7,027       164,442            SOLE                  164,442
HURON CONSULTING GROUP INC     COM            447462102     7,669       105,044            SOLE                  105,044
HYDROGEN CORP                  COM            44887Q108     2,240       497,703            SOLE                  497,703
JONES SODA CO                  COM            48023P106       351        25,000            SOLE                   25,000
KENEXA CORP                    COM            488879107     6,087       161,412            SOLE                  161,412
METABOLIX INC                  COM            591018809     4,640       185,393            SOLE                  185,393
MELLANOX TECHNOLOGIES LTD      SHS            M51363113     4,034       194,708            SOLE                  194,708
MONOLITHIC PWR SYS INC         COM            609839105    13,499       773,588            SOLE                  773,588
NETLOGIC MICROSYSTEMS INC      COM            64118B100     4,551       142,928            SOLE                  142,928
NVIDIA CORP                    COM            67066G104     8,262       200,000            SOLE                  200,000
NAVTEQ CORP                    COM            63936L100     4,022        95,000            SOLE                   95,000
VERIFONE HLDGS INC             COM            92342Y109     4,970       141,000            SOLE                  141,000
PHOENIX TECHNOLOGY LTD         COM            719153108       372        44,100            SOLE                   44,100
WIRELESS RONIN TECHOLOGIES     COM            97652A203     8,817     1,102,163            SOLE                1,102,163
RIVERBED TECHNOLOGY INC        COM            768573107    16,749       382,221            SOLE                  382,221
SILICOM LTD                    COM            M84116108       859        42,700            SOLE                   42,700
SALARY COM INC                 COM            794006106     1,200       100,000            SOLE                  100,000
SEMICONDUCTOR HLDRSTR          DEP RCPT       816636203    19,025       500,000     CALL   SOLE                  500,000
SUPPORTSOFT INC                COM            868587106    11,457     2,098,369            SOLE                2,098,369
SUNPOWER CORP                  COM CL A       867652109    11,881       188,436            SOLE                  188,436
SIERRA WIRELESS INC            COM            826516106     3,171       127,420            SOLE                  127,420
DEALERTRACK HLDGS INC          COM            242309102     9,964       270,460            SOLE                  270,460
TESSERA TECHNOLOGIES INC       COM            88164L100     8,334       205,516            SOLE                  205,516
VARIAN SEMICONDUCTOR EQUIPMN   COM            922207105     8,013       200,018            SOLE                  200,018
WAL MART STORES INC            COM            931142103     5,003       104,000     CALL   SOLE                  104,000


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